Financial Instruments - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
USD against INR [Member]
Disclosure of foreign exchange rates [Line Items]
Strengthening of currency	10.00%	10.00%
Depreciation of currency	10.00%	10.00%
Other Investments [Member]
Disclosure of foreign exchange rates [Line Items]
Equity instruments basis points	1.00%	1.00%
Receivable from Related Party [Member]
Disclosure of foreign exchange rates [Line Items]
Change in receivable from related party	5.00%	5.00%
Right to Receive Equity Stake in Travel Entity [Member]
Disclosure of foreign exchange rates [Line Items]
Right to receive equity stake in travel entity	5.00%	5.00%